Note to cash flow statement (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)	Mar. 31, 2015 EUR (€)
Note to cash flow statement
Increase/(decrease) in cash and cash equivalents in year	$ 291.0	€ 291.0	$ (35.2)	€ (35.2)	$ 74.6	€ 74.6
(Decrease)/increase in financial assets > 3 months	(774.0)	(774.0)	(157.8)	(157.8)	(542.3)	(542.3)
Decrease/(increase) in restricted cash	$ 22.8	22.8	$ (1.2)	(1.2)	$ 6.3	6.3
FX on U.S. dollar denominated debt		27.8		(15.2)		23.7
Net cash flow from (increase)/decrease in debt		393.7		(346.3)		384.9
Movement in net funds resulting from cash flows		(38.7)		(555.7)		(52.8)
Net funds/(debt) at end of year		282.9		244.2		(311.5)
Cash and cash equivalents, financial assets and restricted cash		3,680.1		4,140.3		4,334.5
Total borrowings							€ (3,963.0)	€ (4,384.5)	€ (4,023.0)	€ (4,431.6)
Net funds/(debt)		€ (282.9)		€ (244.2)		€ 311.5	€ (282.9)	€ (244.2)	€ 311.5	€ 364.3